NOTE 6. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Short-term advances	$ 161	$ 417
Temporary advances to employees	28	7
Prepaid rent	288	4
Prepaid other taxes	314	57
Other current assets	729	160
Total	$ 1,520	$ 645